John Hancock
Small Cap Core Fund
Quarterly portfolio holdings 7/31/2021

Fund’s investments
As of 7-31-21 (unaudited)
	Shares	Value
Common stocks 99.9%		$1,532,371,776
(Cost $1,259,573,097)
Communication services 7.9%		121,615,150
Diversified telecommunication services 1.6%
Cogent Communications Holdings, Inc.	324,602	25,192,361
Entertainment 2.5%
Madison Square Garden Sports Corp. (A)	126,200	20,537,788
Sciplay Corp., Class A (A)	1,067,924	17,182,897
Interactive media and services 3.8%
CarGurus, Inc. (A)	504,076	14,416,574
TripAdvisor, Inc. (A)	601,194	22,815,312
Yelp, Inc. (A)	574,070	21,470,218
Consumer discretionary 12.4%		189,807,448
Auto components 1.0%
Stoneridge, Inc. (A)	543,904	15,746,021
Household durables 3.4%
Tupperware Brands Corp. (A)	672,526	14,049,068
Universal Electronics, Inc. (A)	436,337	20,394,391
Vizio Holding Corp., Class A (A)	813,397	17,919,136
Internet and direct marketing retail 2.4%
Groupon, Inc. (A)	594,858	21,634,985
The RealReal, Inc. (A)	869,300	14,352,143
Leisure products 1.2%
Malibu Boats, Inc., Class A (A)	225,170	18,837,722
Specialty retail 3.2%
Boot Barn Holdings, Inc. (A)	183,357	15,845,712
Lithia Motors, Inc.	55,465	20,922,507
Williams-Sonoma, Inc.	75,396	11,437,573
Textiles, apparel and luxury goods 1.2%
Columbia Sportswear Company	187,394	18,668,190
Consumer staples 3.0%		45,898,835
Food and staples retailing 0.9%
United Natural Foods, Inc. (A)	428,102	14,178,738
Household products 2.1%
Central Garden & Pet Company, Class A (A)	376,583	16,309,810
Spectrum Brands Holdings, Inc.	176,420	15,410,287
Energy 2.3%		35,491,538
Oil, gas and consumable fuels 2.3%
Magnolia Oil & Gas Corp., Class A (A)	1,340,197	18,762,758
PDC Energy, Inc.	422,978	16,728,780
Financials 10.8%		165,616,363
Banks 7.5%
Atlantic Union Bankshares Corp.	357,654	12,685,987
Banner Corp.	316,241	16,773,423
First Hawaiian, Inc.	527,155	14,512,577
Independent Bank Group, Inc.	246,701	17,195,060
Pinnacle Financial Partners, Inc.	199,435	17,871,370
South State Corp.	240,534	16,558,361
Univest Financial Corp.	722,588	19,770,008
2	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets 1.2%
Moelis & Company, Class A	312,068	$18,490,029
Diversified financial services 1.2%
E2open Parent Holdings, Inc. (A)	1,775,393	17,842,700
Insurance 0.9%
GoHealth, Inc., Class A (A)	1,581,460	13,916,848
Health care 19.6%		300,926,385
Biotechnology 1.9%
ACADIA Pharmaceuticals, Inc. (A)	339,795	7,349,766
Emergent BioSolutions, Inc. (A)	328,315	21,635,959
Health care equipment and supplies 10.5%
AngioDynamics, Inc. (A)	662,010	17,629,326
Cutera, Inc. (A)	301,324	15,653,782
Integer Holdings Corp. (A)	209,289	20,487,300
Integra LifeSciences Holdings Corp. (A)	283,203	20,501,065
Lantheus Holdings, Inc. (A)	615,636	16,111,194
Merit Medical Systems, Inc. (A)	296,721	20,797,175
NuVasive, Inc. (A)	298,218	19,071,041
SeaSpine Holdings Corp. (A)	827,919	16,218,933
The Cooper Companies, Inc.	36,902	15,564,157
Health care providers and services 3.5%
ModivCare, Inc. (A)	122,905	20,893,850
Owens & Minor, Inc.	411,779	19,044,779
Tivity Health, Inc. (A)	560,257	14,051,246
Health care technology 1.0%
Change Healthcare, Inc. (A)	683,947	14,848,489
Life sciences tools and services 1.4%
Syneos Health, Inc. (A)	240,911	21,602,489
Pharmaceuticals 1.3%
Prestige Consumer Healthcare, Inc. (A)	370,425	19,465,834
Industrials 15.5%		238,255,273
Aerospace and defense 2.0%
Hexcel Corp. (A)	261,407	14,225,769
Mercury Systems, Inc. (A)	252,675	16,676,550
Air freight and logistics 1.2%
Hub Group, Inc., Class A (A)	286,766	19,006,850
Building products 4.0%
Gibraltar Industries, Inc. (A)	235,901	17,617,087
PGT Innovations, Inc. (A)	992,046	22,400,399
Simpson Manufacturing Company, Inc.	185,554	20,871,114
Commercial services and supplies 0.9%
ABM Industries, Inc.	315,377	14,661,877
Construction and engineering 2.3%
Arcosa, Inc.	367,073	20,100,917
Quanta Services, Inc.	167,466	15,222,659
Electrical equipment 1.4%
Regal Beloit Corp.	147,275	21,683,298
Machinery 2.5%
Blue Bird Corp. (A)	703,206	17,580,150
The Timken Company	254,661	20,245,550
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP CORE FUND	3

	Shares	Value
Industrials (continued)
Trading companies and distributors 1.2%
Applied Industrial Technologies, Inc.	200,257	$17,963,053
Information technology 22.4%		342,543,951
IT services 2.2%
Paysafe, Ltd. (A)	1,576,377	17,009,108
WNS Holdings, Ltd., ADR (A)	198,963	16,382,613
Semiconductors and semiconductor equipment 8.6%
Axcelis Technologies, Inc. (A)	583,073	22,477,464
FormFactor, Inc. (A)	525,891	19,594,699
MaxLinear, Inc. (A)	530,816	25,601,256
SMART Global Holdings, Inc. (A)	583,208	27,317,463
Synaptics, Inc. (A)	102,362	15,550,835
Veeco Instruments, Inc. (A)	933,058	21,646,946
Software 10.0%
ChannelAdvisor Corp. (A)	587,084	13,673,186
Cognyte Software, Ltd. (A)	700,450	18,190,687
CommVault Systems, Inc. (A)	297,629	22,497,776
Cornerstone OnDemand, Inc. (A)	400,045	19,178,157
Progress Software Corp.	394,487	17,984,662
Sailpoint Technologies Holdings, Inc. (A)	428,907	21,441,061
Tenable Holdings, Inc. (A)	494,464	21,163,059
Xperi Holding Corp.	935,240	19,424,935
Technology hardware, storage and peripherals 1.6%
Super Micro Computer, Inc. (A)	615,406	23,410,044
Materials 2.7%		41,817,787
Chemicals 1.3%
Avient Corp.	400,939	19,453,560
Construction materials 1.4%
Summit Materials, Inc., Class A (A)	665,602	22,364,227
Real estate 2.4%		36,524,110
Equity real estate investment trusts 2.4%
American Assets Trust, Inc.	568,691	21,001,759
First Industrial Realty Trust, Inc.	283,358	15,522,351
Utilities 0.9%		13,874,936
Multi-utilities 0.9%
Unitil Corp.	262,187	13,874,936

	Yield (%)	Shares	Value
Short-term investments 0.1%			$1,736,414
(Cost $1,736,414)
Short-term funds 0.1%			1,736,414
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(B)	1,736,414	1,736,414

Total investments (Cost $1,261,309,511) 100.0%	$1,534,108,190
Other assets and liabilities, net (0.0%)	(566,293)
Total net assets 100.0%	$1,533,541,897

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
4	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-21.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP CORE FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of July 31, 2021, all investments are categorized as Level 1 under the hierarchy described above.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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